Investments in associates (Narrative) (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2017	Oct. 31, 2016 CAD ($)	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Investments in associates			$ 257,433,000	$ 82,902,000
Cariboo Gold project [Member] | Increase [Member]
Statement [Line Items]
Net smelter return			2.25%
27 Exploration prorperties [Member]
Statement [Line Items]
Net smelter return			2.00%
Osisko Mining [Member]
Statement [Line Items]
Investments in associates			$ 40,100,000	$ 6,800,000
Shares held in associates			32,302,034
Net smelter return				1.00%
Exercise of NSR royalty		$ 5,000,000
Proportion of ownership interest in associate			15.50%	13.50%
Osisko Mining [Member] | Windfall Lake project [Member]
Statement [Line Items]
Net smelter return		1.00%	1.50%	0.50%
Falco [Member]
Statement [Line Items]
Investments in associates			$ 4,000,000	$ 3,300,000
Shares held in associates			23,927,005
Proportion of ownership interest in associate			12.70%	14.20%
Financing agreement			$ 10,000,000	$ 10,000,000
Interest rate, financing				7.00%
Barkerville [Member]
Statement [Line Items]
Investments in associates			$ 52,100,000	$ 8,200,000
Shares held in associates			142,309,310
Proportion of ownership interest in associate			32.70%	17.30%
Barkerville [Member] | Cariboo Gold project [Member]
Statement [Line Items]
Investments in associates			$ 12,500,000		$ 25,000,000
Net smelter return	0.75%				1.50%
Barkerville [Member] | Cariboo Gold project [Member] | Increase [Member]
Statement [Line Items]
Net smelter return			2.25%
Dalradian Resources Inc. [Member]
Statement [Line Items]
Investments in associates			$ 28,300,000
Shares held in associates			31,717,687
Proportion of ownership interest in associate			8.90%	2.60%
Private placement, shares | shares			19,217,687
Exercise of warrants in associates			$ 6,500,000
Exercise of warrants in associates, shares held			6,250,000
Taseko [Member]
Statement [Line Items]
Proportion of ownership interest in associate			75.00%